Deficit (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Deficit	$ (10,202.5)	$ (10,563.3)
Accumulated earnings (deficit)
Disclosure of reserves within equity [line items]
Deficit	(2,130.3)	(2,700.6)
Accumulated gain on shares issued pursuant to DRIP and SDP
Disclosure of reserves within equity [line items]
Deficit	8.4	8.4
Accumulated tax effect on redemption of restricted shares
Disclosure of reserves within equity [line items]
Deficit	18.2	15.8
Accumulated dividends
Disclosure of reserves within equity [line items]
Deficit	$ (8,098.8)	$ (7,886.9)